Inventories (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details of inventories
Total inventories	€ 3,296	€ 3,560
Gross
Details of inventories
Goods for resale	190	194
Raw materials and supplies	936	979
Work in progress and semi-finished goods	1,407	1,478
Finished goods	862	1,059
Accumulated impairment
Details of inventories
Total inventories	€ (99)	€ (150)	€ (124)	€ (85)